                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-4014

(Exact name of registrant as specified in charter): Meridian Fund, Inc.

(Address of principal executive offices):          60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

(Name and address of agent for service):           Gregg B. Keeling
                                                   60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

Registrant's telephone number:                     (415) 461-8770

Date of fiscal year end:                           June 30, 2007

Date of reporting period:                          March 31, 2007

ITEM 1 - SCHEDULE OF INVESTMENTS

MERIDIAN EQUITY INCOME FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                Shares            Value*
                                           ---------------   ---------------


COMMON STOCKS - 95.4%

  APPAREL - 2.8%
     VF Corp. ..........................        13,200         $$1,090,584


  AUTO COMPONENTS - 2.5%
     Autoliv, Inc. (Sweden).............        16,925             966,587


  BANKING - 5.3%
     Comerica, Inc. ....................        17,235           1,018,933
     Regions Financial Corp. ...........        29,375           1,038,994
                                                               -----------
                                                                 2,057,927

  BASIC MATERIALS - 5.2%
     PPG Industries, Inc. ..............        15,090           1,060,978
     Rohm & Haas Co. ...................        18,875             976,215
                                                               -----------
                                                                 2,037,193

  BROKERAGE & MONEY MANAGEMENT - 5.4%
     Federated Investors, Inc. Class B..        28,915           1,061,759
     Waddell & Reed Financial, Inc.
       Class A..........................        44,775           1,044,153
                                                               -----------
                                                                 2,105,912

  BUILDING-TOOLS & MACHINERY - 2.6%
     Stanley Works (The)................        18,550           1,026,928


  BUSINESS PRODUCTS - 2.7%
     Diebold, Inc. .....................        21,975           1,048,427


  BUSINESS SERVICES - 2.5%
     R. R. Donnelley & Sons Co. ........        26,815             981,161


  CHEMICALS - 2.7%
     RPM International, Inc. ...........        46,475           1,073,572


  CONSUMER PRODUCTS - 2.6%
     Reynolds American, Inc. ...........        15,925             993,879


  DIVERSIFIED OPERATIONS - 5.0%
     3M Co. ............................        12,740             973,718
     E.I. du Pont de Nemours & Co. .....        19,815             979,455
                                                               -----------
                                                                 1,953,173

  ELECTRICAL EQUIPMENT - 5.4%
     Emerson Electric Co. ..............        24,375           1,050,319
     Hubbell, Inc. Class B..............        21,950           1,058,868
                                                               -----------
                                                                 2,109,187

  FURNITURE & FIXTURES - 2.7%
     Leggett & Platt, Inc. .............        46,225           1,047,921


  HEALTHCARE PRODUCTS - 2.7%
     Johnson & Johnson..................        17,325           1,044,005


  INDUSTRIAL PRODUCTS - 2.7%
     Bemis Co., Inc. ...................        31,250           1,043,438


  INDUSTRIAL SERVICES - 8.1%
     ABM Industries, Inc. ..............        42,160           1,112,602
     Genuine Parts Co. .................        20,835           1,020,915
     Waste Management, Inc. ............        29,850           1,027,139
                                                               -----------
                                                                 3,160,656

  INSURANCE - 5.2%
     Lincoln National Corp. ............        15,100           1,023,629
     Mercury General Corp. .............        19,210           1,018,898
                                                               -----------
                                                                 2,042,527

  INSURANCE BROKERS - 2.5%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................        24,925             986,532


  LEISURE & AMUSEMENT - 2.6%
     Carnival Corp. ....................        21,940           1,028,108


  OFFICE SUPPLIES - 2.6%
     Avery Dennison Corp. ..............        16,000           1,028,160


  OIL & GAS - 2.7%
     Chevron Corp. .....................        14,200           1,050,232


MERIDIAN EQUITY INCOME FUND(R)

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Shares            Value*
                                           ---------------   ---------------

COMMON STOCK (continued)


  PAPER/FOREST PRODUCTS - 5.1%
     Kimberly-Clark Corp. ..............        14,525         $   994,817
     Sonoco Products Co. ...............        26,600             999,628
                                                               -----------
                                                                 1,994,445

  RETAIL - 2.5%
     Limited Brands, Inc. ..............        37,925             988,326


  TECHNOLOGY - 2.7%
     Intel Corp. .......................        54,725           1,046,889


  TELECOMMUNICATIONS SERVICES - 2.9%
     AT&T, Inc. ........................        28,980           1,142,681


  TOYS - 3.1%
     Mattel, Inc. ......................        43,100           1,188,267


  TRANSPORTATION - 2.6%
     United Parcel Service, Inc. Class
       B................................        14,430           1,011,543


  TOTAL INVESTMENTS - 95.4%
     (Cost $33,223,293)...................................      37,248,260


CASH AND OTHER ASSETS, LESS LIABILITIES - 4.6%............       1,796,259
                                                               -----------


NET ASSETS - 100.0%.......................................     $39,044,519
                                                               ===========




The aggregate book cost is $33,223,293.

The aggregate gross unrealized appreciation is $4,302,456.
The aggregate gross unrealized depreciation is $(277,489).
The net unrealized appreciation is $4,024,967.

   * INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN GROWTH FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                  Shares                Value***
                                           --------------------   --------------------


COMMON STOCKS - 94.9%

  AEROSPACE/DEFENSE - 2.6%
     BE Aerospace, Inc.*................              1,658,400      $  $52,571,280


  APPAREL - 2.3%
     Carter's, Inc.*....................              1,795,235          45,491,255


  BANKING - 6.6%
     Annaly Capital Manangement, Inc.
       REIT.............................              2,852,400          44,155,152
     SVB Financial Group*...............                826,500          40,159,635
     UCBH Holdings, Inc. ...............              2,573,816          47,924,454
                                                                     --------------
                                                                        132,239,241

  BROKERAGE & MONEY MANAGEMENT - 4.3%
     Affiliated Managers Group, Inc.*...                390,000          42,256,500
     T. Rowe Price Group, Inc. .........                932,950          44,025,911
                                                                     --------------
                                                                         86,282,411

  BUSINESS PRODUCTS - 2.5%
     Diebold, Inc. .....................              1,053,325          50,254,136


  BUSINESS SERVICES - 2.2%
     CSG Systems International, Inc.*...              1,755,630          43,925,863


  CELLULAR COMMUNICATIONS - 2.8%
     American Tower Corp. Class A*......              1,452,400          56,570,980


  CHEMICALS - 2.4%
     RPM International, Inc. ...........              2,113,610          48,824,391


  CONSTRUCTION - 2.2%
     Granite Construction, Inc. ........                775,585          42,858,827


  CONSUMER SERVICES - 4.3%
     Regis Corp. .......................              1,079,800          43,591,526
     Rollins, Inc. .....................              1,804,187          41,514,343
                                                                     --------------
                                                                         85,105,869

  HEALTHCARE PRODUCTS - 7.1%
     C. R. Bard, Inc. ..................                582,975          46,352,342
     DENTSPLY International, Inc. ......              1,526,000          49,976,500
     Edwards Lifesciences Corp.*........                907,985          46,034,840
                                                                     --------------
                                                                        142,363,682

  HEALTHCARE SERVICES - 9.0%
     Apria Healthcare Group, Inc.*......              1,317,700          42,495,825
     Cerner Corp.*......................                935,230          50,923,273
     DaVita, Inc.*......................                839,100          44,740,812
     Laboratory Corp. of America
       Holdings*........................                585,400          42,517,602
                                                                     --------------
                                                                        180,677,512

  HOTELS & LODGING - 2.0%
     Las Vegas Sands Corp.*.............                466,200          40,377,582


  INDUSTRIAL PRODUCTS - 4.0%
     Airgas, Inc. ......................                720,067          30,350,824
     Dionex Corp.*......................                728,600          49,624,946
                                                                     --------------
                                                                         79,975,770

  INDUSTRIAL SERVICES - 4.2%
     Allied Waste Industries, Inc.*.....              2,903,025          36,549,085
     Republic Services, Inc. ...........                863,500          24,022,570
     United Rentals, Inc.*..............                875,700          24,081,750
                                                                     --------------
                                                                         84,653,405

  INSURANCE - 2.3%
     Mercury General Corp. .............                869,676          46,127,615


  INSURANCE BROKERS - 4.8%
     Brown & Brown, Inc. ...............              1,752,850          47,362,007
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,225,830          48,518,351
                                                                     --------------
                                                                         95,880,358

  LEISURE & AMUSEMENT - 3.9%
     Royal Caribbean Cruises, Ltd. .....              1,149,965          48,482,524
     Winnebago Industries, Inc. ........                894,800          30,092,124
                                                                     --------------
                                                                         78,574,648

MERIDIAN GROWTH FUND(R)

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------

COMMON STOCK (continued)


  RESTAURANTS - 2.3%
     CBRL Group, Inc. ..................                976,688      $   45,220,654


  RETAIL - 9.3%
     Bed Bath & Beyond, Inc.*...........              1,078,900          43,339,413
     Claire's Stores, Inc. .............                945,940          30,383,593
     PetSmart, Inc. ....................              1,391,000          45,847,360
     Ross Stores, Inc. .................              1,323,200          45,518,080
     Zale Corp.*........................                785,950          20,733,361
                                                                     --------------
                                                                        185,821,807

  TECHNOLOGY - 3.6%
     International Rectifier Corp.*.....              1,032,700          39,459,467
     Zebra Technologies Corp. Class A*..                852,306          32,907,535
                                                                     --------------
                                                                         72,367,002

  TECH-SOFTWARE - 6.5%
     Advent Software, Inc.*.............              1,066,438          37,186,693
     BEA Systems, Inc.*.................              3,625,000          42,013,750
     Cognos, Inc. (Canada)*.............              1,219,565          48,038,665
     Hyperion Solutions Corp.*..........                 70,000           3,628,100
                                                                     --------------
                                                                        130,867,208

  TRANSPORTATION - 1.0%
     AirTran Holdings, Inc.*............              1,942,700          19,951,529


  WHOLESALE - 2.7%
     United Stationers, Inc.*...........                889,300          53,286,856

  TOTAL COMMON STOCKS - 94.9%
     (Cost $1,477,019,362).....................................       1,900,269,881
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 2.2%
     U.S. Treasury Bill @ 5.063%**
       due 04/05/07
       (Face Value $15,000,000)................................          14,989,708
     U.S. Treasury Bill @ 5.130%**
       due 05/03/07
       (Face Value $15,000,000)................................          14,931,250
     U.S. Treasury Bill @ 5.025%**
       due 06/07/07
       (Face Value $15,000,000)................................          14,865,330
                                                                     --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $44,782,125).........................................          44,786,288
                                                                     --------------

  TOTAL INVESTMENTS - 97.1%
     (Cost $1,521,801,487).....................................       1,945,056,169

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.9%.................          58,374,641
                                                                     --------------

NET ASSETS - 100.0%............................................      $2,003,430,810
                                                                     ==============




The aggregate book cost is $1,521,801,487.

The aggregate gross unrealized appreciation is $426,900,553.
The aggregate gross unrealized depreciation is $(3,645,871).
The net unrealized appreciation is $423,254,682.

REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN VALUE FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                  Shares                Value***
                                           --------------------   --------------------


COMMON STOCKS - 95.2%

  AEROSPACE/DEFENSE - 2.2%
     BE Aerospace, Inc.*................              1,242,600      $  $39,390,420


  AGRICULTURE - 4.1%
     Bunge, Ltd. .......................                428,300          35,214,826
     Universal Corp. ...................                629,400          38,613,690
                                                                     --------------
                                                                         73,828,516

  APPAREL - 2.3%
     Liz Claiborne, Inc. ...............                959,300          41,106,005


  BANKING - 6.9%
     Annaly Capital Management, Inc.
       REIT.............................              2,655,800          41,111,784
     JPMorgan Chase & Co. ..............                880,000          42,574,400
     Regions Financial Corp. ...........                912,000          32,257,440
     Stewart Information Services
       Corp. ...........................                198,400           8,291,136
                                                                     --------------
                                                                        124,234,760

  BASIC MATERIALS - 0.9%
     Barrick Gold Corp. (Canada)........                583,900          16,670,345


  BROKERAGE & MONEY MANAGEMENT - 2.6%
     AMVESCAP PLC ADR (United Kingdom)..                529,100          11,693,110
     Federated Investors, Inc. Class B..                934,500          34,314,840
                                                                     --------------
                                                                         46,007,950

  BUSINESS PRODUCTS - 2.6%
     Diebold, Inc. .....................                962,000          45,897,020


  CONSUMER PRODUCTS - 7.0%
     Avon Products, Inc. ...............              1,015,200          37,826,352
     Blount International, Inc.*........                677,800           8,438,610
     Helen of Troy, Ltd.* (Bermuda).....                371,275           8,431,655
     Newell Rubbermaid, Inc. ...........                887,600          27,595,484
     Pactiv Corp.*......................              1,305,600          44,050,944
                                                                     --------------
                                                                        126,343,045

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 4.0%
     Anheuser-Busch Cos., Inc. .........                794,600          40,095,516
     International Flavors & Fragrances,
       Inc. ............................                672,700          31,764,894
                                                                     --------------
                                                                         71,860,410

  ENERGY - 2.3%
     GlobalSanteFe Corp. ...............                286,400          17,665,152
     Hanover Compressor Co.*............              1,046,000          23,273,500
                                                                     --------------
                                                                         40,938,652

  HEALTHCARE PRODUCTS - 6.9%
     Baxter International, Inc. ........                847,300          44,627,291
     Beckman Coulter, Inc. .............                612,600          39,139,014
     Cooper Cos, Inc. (The).............                331,900          16,136,978
     STERIS Corp. ......................                514,775          13,672,424
     Thoratec Corp.*....................                496,700          10,381,030
                                                                     --------------
                                                                        123,956,737

  HEALTHCARE SERVICES - 1.4%
     Apria Healthcare Group, Inc.*......                792,800          25,567,800


  INDUSTRIAL PRODUCTS - 7.4%
     Cabot Corp. .......................                387,500          18,495,375
     Dionex Corp.*......................                326,587          22,243,841
     Mine Safety Appliances Co. ........                453,350          19,067,901
     Schnitzer Steel Industries, Inc.
       Class A..........................                466,500          18,739,305
     Sealed Air Corp. ..................              1,140,200          36,030,320
     Spartech Corp. ....................                609,800          17,891,532
                                                                     --------------
                                                                        132,468,274

  INDUSTRIAL SERVICES - 6.8%
     ABM Industries, Inc. ..............                420,400          11,094,356
     Allied Waste Industries, Inc.*.....              3,591,200          45,213,208
     Sysco Corp. .......................              1,055,200          35,697,416
     Waste Management, Inc. ............                876,000          30,143,160
                                                                     --------------
                                                                        122,148,140

  INFORMATION TECHNOLOGY SERVICES - 1.1%
     Unisys Corp.*......................              2,275,500          19,182,465


MERIDIAN VALUE FUND(R)

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------

COMMON STOCK (continued)



  INSURANCE - 1.8%
     XL Capital, Ltd. Class A
       (Bermuda)........................                456,200      $   31,915,752


  INSURANCE BROKERS - 2.9%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,328,000          52,562,240


  LEISURE & AMUSEMENT - 1.0%
     Polaris Industries, Inc. ..........                367,700          17,642,246


  OIL & GAS - 2.0%
     Kinder Morgan Management, LLC*.....                711,956          36,480,645


  PHARMACEUTICALS - 4.7%
     Charles River Laboratories
       International, Inc.*.............                435,100          20,127,726
     MedImmune, Inc.*...................                885,200          32,212,428
     Schering-Plough Corp. .............              1,257,200          32,071,172
                                                                     --------------
                                                                         84,411,326

  REAL ESTATE - 1.7%
     Apartment Investment & Management
       Co. Class A REIT.................                514,700          29,693,043


  RETAIL - 3.7%
     Rent-A-Center, Inc.*...............                980,900          27,445,582
     Safeway, Inc. .....................                830,000          30,411,200
     Tuesday Morning Corp. .............                510,200           7,571,368
                                                                     --------------
                                                                         65,428,150

  TECHNOLOGY - 7.3%
     Analog Devices, Inc. ..............                490,000          16,900,100
     Avid Technology, Inc.*.............                535,400          18,674,752
     Entegris, Inc.*....................              2,356,700          25,216,690
     Intel Corp. .......................              1,005,000          19,225,650
     Western Digital Corp.*.............              1,557,800          26,186,618
     Zebra Technologies Corp. Class A*..                655,000          25,289,550
                                                                     --------------
                                                                        131,493,360

  TECH-SOFTWARE - 1.0%
     Cognos, Inc.*......................                430,900          16,973,151


  TELECOMMUNICATIONS EQUIPMENT - 2.0%
     Nokia Oyj ADR (Finland)............              1,551,800          35,567,256


  TELECOMMUNICATIONS SERVICES - 2.1%
     Alltel Corp. ......................                601,500          37,293,000


  UTILITIES - 6.5%
     Dynegy, Inc. Class A*..............              3,235,300          29,958,878
     Hawaiian Electric Industries,
       Inc. ............................                699,375          18,176,756
     Progress Energy, Inc. .............                807,600          40,735,344
     TECO Energy, Inc. .................              1,655,200          28,485,992
                                                                     --------------
                                                                        117,356,970

  TOTAL COMMON STOCKS - 95.2%
     (Cost $1,427,248,940).....................................       1,706,417,678
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 2.5%
     U.S. Treasury Bill @ 5.063%**
       due 04/05/07
       (Face Value $15,000,000)................................          14,989,708
     U.S. Treasury Bill @ 5.130%**
       due 05/03/07
       (Face Value $15,000,000)................................          14,931,250
     U.S. Treasury Bill @ 5.025%**
       due 06/07/07
       (Face Value $15,000,000)................................          14,865,330
                                                                     --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $44,782,125).........................................          44,786,288
                                                                     --------------

  TOTAL INVESTMENTS - 97.7%
    (Cost $1,472,031,065)......................................       1,751,203,966
CASH AND OTHER ASSETS, LESS LIABILITIES - 2.3%.................          42,074,218
                                                                     --------------
NET ASSETS - 100.0%............................................      $1,793,278,184
                                                                     ==============




The aggregate book cost is $1,472,031,065.

The aggregate gross unrealized appreciation is $285,039,694.
The aggregate gross unrealized depreciation is $(5,866,793).
The net unrealized appreciation is $279,172,901.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

MERIDIAN VALUE FUND(R)

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

ITEM 2 - CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith
--------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Meridian Fund, Inc.

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: May 15, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregg B. Keeling
    ----------------------------
    Gregg B. Keeling
    CFO & Treasurer

Date: May 15, 2007

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: May 15, 2007